Offerings - Offering: 1	Oct. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.01 per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	156.22
Maximum Aggregate Offering Price	$ 312,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 43,147.96
Offering Note	(1) Represents 2,000,000 shares of the Registrant's Class A Common Stock ("common stock") issuable under the CBRE 401(k) Plan (the "401(k) Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock which become issuable under the 401(k) Plan by reason of any stock split, stock dividend, recapitalization or any other similar transaction, effected without receipt of consideration, which results in an increase in the Registrant's outstanding shares of common stock. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also relates to an indeterminate amount of interests to be offered or sold pursuant to the 401(k) Plan. (2) Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee, based on a price per share of $156.22, which is the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on September 25, 2025.